Submission	Aug. 15, 2024
Submission [Line Items]
Central Index Key	0000898174
Registrant Name	REINSURANCE GROUP OF AMERICA INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES